CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued		0
Ordinary shares, shares outstanding		0
Class A ordinary shares subject to possible redemption
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	41,400,000
Ordinary shares, shares outstanding	41,400,000
Temporary equity, shares outstanding	41,400,000	0
Purchase price, per unit	$ 10.00	$ 10.00
Class A ordinary shares not subject to possible redemption
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Class B ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	10,350,000	10,350,000
Ordinary shares, shares outstanding	10,350,000	10,350,000
Class B ordinary shares | Over-allotment option
Maximum shares subject to forfeiture		1,350,000